UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.9%
Corporate — 2.7%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	$7,500	$8,343,525
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	3,150	3,507,714
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,045,250

		12,896,489
County/City/Special District/School District — 19.0%
Borough of Edgewater New Jersey Board of Education, GO, Refunding (AGM):
4.25%, 3/01/34	1,535	1,629,970
4.25%, 3/01/35	1,600	1,697,936
4.30%, 3/01/36	1,670	1,773,557
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,466,905
5.25%, 11/01/44	3,755	3,853,606
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	3,340	3,881,581
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/32	2,210	2,249,183
5.00%, 7/01/33	670	681,966
5.00%, 7/01/35	595	605,109
5.00%, 7/01/37	705	716,463
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 9/01/46	3,450	3,162,098
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	328,180
5.50%, 10/01/28	4,840	6,401,626
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	600	602,634
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (a)	1,000	599,400

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (continued):
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	$3,000	$3,242,220
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	5,000	5,385,800
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,790
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,015
5.35%, 12/01/17	5	5,019
5.00%, 12/01/18	5	5,014
5.38%, 12/01/18	5	5,019
5.00%, 12/01/19	5	5,014
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/21 (b)	75	83,909
4.00%, 3/01/21 (b)	70	78,315
4.00%, 3/01/21 (b)	80	89,502
4.00%, 3/01/29	3,575	3,841,338
4.00%, 3/01/30	3,580	3,826,519
4.00%, 3/01/31	4,045	4,308,046
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	650	716,846
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	7,570	8,419,051
Morristown New Jersey Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,882,704
5.00%, 8/01/33	3,000	3,087,780
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC) (c):
5.50%, 3/01/21	7,430	8,792,365
5.50%, 3/01/22	4,200	5,131,560

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	$1,720	$1,722,528
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,175	1,360,063

		92,145,631
Education — 31.5%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	1,985	2,248,668
Series A, 5.00%, 7/01/31	1,950	2,274,753
Series A, 5.00%, 7/01/32	1,775	2,060,242
Series A, 5.00%, 7/01/33	2,250	2,600,392
Series A, 5.00%, 7/01/34	1,200	1,382,904
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	3,065	3,609,712
New Jersey EDA, RB, Provident Group — Rowan Properties LLC, Series A:
5.00%, 1/01/35	2,000	2,232,480
5.00%, 1/01/48	2,000	2,211,400
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	6,370	6,978,271
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	320	339,898
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	745	789,104
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (b)	3,000	3,205,560
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (b)	10,260	10,961,271
College of New Jersey, Series F, 4.00%, 7/01/34	1,000	1,076,380
College of New Jersey, Series F, 4.00%, 7/01/35	1,280	1,373,338

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Montclair State University, Series A, 5.00%, 7/01/39	$15,555	$17,819,964
Montclair State University, Series A, 5.00%, 7/01/44	3,540	4,042,361
Montclair State University, Series B, 5.00%, 7/01/34	1,075	1,277,046
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,442,360
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	2,500	2,524,025
Rowan University, Series B (AGC), 5.00%, 7/01/18 (b)	2,575	2,751,001
Seton Hall University, Series D, 5.00%, 7/01/38	500	567,430
Seton Hall University, Series D, 5.00%, 7/01/43	600	677,412
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,854,992
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	2,400	2,453,760
Stockton University, Series A, 5.00%, 7/01/41	2,370	2,659,306
William Paterson University (AGC), 4.75%, 7/01/18 (b)	4,735	5,039,082
William Paterson University (AGC), 5.00%, 7/01/18 (b)	230	245,721
William Paterson University (AGC), 5.00%, 7/01/28	20	21,214
William Paterson University (AGC), 4.75%, 7/01/34	380	400,828
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,500	1,570,890
4.50%, 12/01/28	3,625	3,927,289
4.00%, 12/01/29	5,715	5,989,320
4.00%, 12/01/29	1,000	1,045,200
4.50%, 12/01/29	4,545	4,930,189
4.63%, 12/01/30	4,430	4,796,715
4.00%, 12/01/31	1,625	1,677,227
4.25%, 12/01/32	2,050	2,143,049
4.13%, 12/01/35	1,000	1,028,980
4.50%, 12/01/36	1,805	1,904,564

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	$1,210	$1,360,246
5.50%, 12/01/26	1,450	1,621,317
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	6,945	7,971,540
5.00%, 7/01/45	7,500	8,496,225
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,565	1,844,619
5.00%, 5/01/43	10,000	11,588,800

		153,017,045
Health — 18.4%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 2/15/33	2,000	2,241,960
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,390	1,463,378
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,865	7,249,577
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	4,625	4,884,092
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	8,296,864
Virtua Health, Series A (AGC), 5.50%, 7/01/38	4,035	4,451,936
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 7/01/21 (b)	4,055	4,843,981
AHS Hospital Corp., 6.00%, 7/01/21 (b)	4,180	5,087,854
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,150,360
Hackensack University Medical Center (AGC), 5.13%, 1/01/27	1,500	1,564,230

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Hackensack University Medical Center (AGM), 4.63%, 1/01/30	$7,795	$8,319,370
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,168,130
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,310,699
Princeton Healthcare System, 5.00%, 7/01/34	1,330	1,563,934
Princeton Healthcare System, 5.00%, 7/01/39	1,825	2,114,299
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43 (d)	1,865	1,920,745
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43 (d)	3,080	3,534,824
St. Barnabas Health Care System, Series A, 5.00%, 7/01/21 (b)	3,640	4,271,285
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (b)	4,450	5,347,698
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (b)	4,860	5,840,408
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/34	570	590,338
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	1,520	1,697,627
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	2,020	2,031,191
Virtua Health, 5.00%, 7/01/28	3,000	3,502,080
Virtua Health, 5.00%, 7/01/29	715	827,534

		89,274,394
Housing — 6.8%
Atlantic County Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	2,000	2,074,680

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	$6,450	$6,657,690
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,928,450
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	1,335	1,336,161
S/F Housing, Series AA, 6.50%, 10/01/38	190	195,928
S/F Housing, Series B, 4.50%, 10/01/30	9,455	10,116,472
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,120	3,285,298
M/F Housing, Series 2, 4.75%, 11/01/46	3,795	3,986,799
S/F Housing, Series T, 4.70%, 10/01/37	600	602,676

		33,184,154
State — 25.7%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (a):
0.00%, 11/01/23	15,725	13,426,634
0.00%, 11/01/25	10,000	8,003,300
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,729,450
5.25%, 11/01/21	7,705	9,026,870
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (a)	2,325	2,097,359
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,121,383
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	5,000	6,002,800
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	9,142,350
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	18,105	18,602,706
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	3,960	4,381,938

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 6.00%, 12/15/34	$40	$43,979
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	349,086
School Facilities Construction, Series U, 5.00%, 9/01/17 (b)	2,810	2,907,704
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (b)	1,070	1,107,204
School Facilities Construction, Series Y, 5.00%, 9/01/18 (b)	1,000	1,074,240
Series WW, 5.25%, 6/15/33	380	427,006
Series WW, 5.00%, 6/15/34	5,500	6,032,015
Series WW, 5.00%, 6/15/36	3,115	3,401,860
Series WW, 5.25%, 6/15/40	8,375	9,312,414
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	5,000	5,565,650
Cigarette Tax, 5.00%, 6/15/26	1,250	1,376,813
Cigarette Tax, 5.00%, 6/15/28	2,430	2,639,709
Cigarette Tax, 5.00%, 6/15/29	3,195	3,454,019
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,230,070
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,497,550
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,580	1,710,081

		124,664,190
Transportation — 27.7%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,370,820
5.00%, 1/01/37	8,830	10,263,639
Series D, 5.05%, 1/01/35	1,430	1,586,871
Series D (AGM), 5.00%, 1/01/40	5,200	5,765,812
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	1,520	1,787,064

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM):
3.00%, 9/01/39	$2,500	$2,335,200
4.00%, 9/01/40	2,500	2,667,500
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT:
5.13%, 1/01/34	2,290	2,604,783
5.38%, 1/01/43	7,730	8,782,903
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/17 (b)(e)	4,000	4,029,760
Series E, 5.00%, 1/01/45	8,000	9,232,400
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	4,000	5,216,240
Series A (AGM), 5.25%, 1/01/30	4,000	5,227,480
Series A (BHAC), 5.25%, 1/01/29	500	653,265
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (a)	6,000	2,495,820
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (a)	7,210	3,050,912
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (a)	8,800	4,639,712
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (a)	4,160	1,854,445
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	5,520	5,743,781
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	2,250	2,496,375
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,243,660
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	6,316,412

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.25%, 6/15/34	$1,305	$1,459,238
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,529,049
Transportation System, Series A, 6.00%, 6/15/35	6,365	7,277,741
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	3,045,712
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,472,835
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,739,875
Transportation System, Series D, 5.00%, 6/15/32	3,300	3,627,624
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,271,950
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,058,950
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,633,680
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,592,413
Consolidated, 152nd Series, 5.75%, 11/01/30	6,000	6,410,820

		134,484,741
Utilities — 5.1%
County of Essex New Jersey Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	2,000	2,128,680
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (c)	6,045	6,935,126
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (a):
0.00%, 9/01/26	4,100	3,157,697
0.00%, 9/01/28	6,600	4,707,120
0.00%, 9/01/29	9,650	6,624,050

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Utilities (continued)
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (a) (continued):
0.00%, 9/01/33	$2,350	$1,395,524

		24,948,197
Total Municipal Bonds in New Jersey		664,614,841

Puerto Rico — 1.2%
Health — 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A:
6.50%, 11/15/20	1,445	1,472,238
6.13%, 11/15/30	4,220	4,435,600
Total Municipal Bonds in Puerto Rico		5,907,838
Total Municipal Bonds — 138.1%		670,522,679

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 21.0%
County/City/Special District/School District — 3.9%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	17,300	19,079,132
Education — 1.2%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (b)	4,998	5,492,584
State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,884,880

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (g)	$6,698	$7,364,694

		23,249,574
Transportation — 11.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	3,120	3,719,289
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	9,300	10,631,946
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,661	2,915,894
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	15,545	17,463,241
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	10,000	10,991,800
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	7,827	8,264,291

		53,986,461
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.0%		101,807,751
Total Long-Term Investments (Cost — $708,543,621) — 159.1%		772,330,430

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (h)(i)	4,991,871	4,992,370
Total Short-Term Securities (Cost — $4,991,871) — 1.0%		4,992,370

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Value
Total Investments (Cost — $713,535,492*) — 160.1%	$777,322,800
Other Assets Less Liabilities — 0.0%	162,406
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.4)%	(55,216,450)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.7)%	(236,594,580)

Net Assets Applicable to Common Shares — 100.0%	$485,674,176

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$659,143,691

Gross unrealized appreciation	$65,300,627
Gross unrealized depreciation	(2,210,224)

Net unrealized appreciation	$63,090,403

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	When-issued security.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $13,907,845.

(h)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	15,571,111	(10,579,240)	4,991,871	$4,992,370	$8,292	$40

(i)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(112)	10-Year U.S. Treasury Note	December 2016	$14,518,000	$204,245
(65)	Long U.S. Treasury Bond	December 2016	$10,576,719	401,565
(6)	Ultra U.S. Treasury Bond	December 2016	$1,055,625	57,475
Total				$663,285

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$772,330,430	—	$772,330,430
Short Term Securities	$4,992,370	—	—	4,992,370

Total	$4,992,370	$772,330,430	—	$777,322,800

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$663,285	—	—	$663,285
[1] See above Schedule of Investments for values in each sector and political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016	9

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$423,000	—	—	$423,000
Liabilities:
TOB Trust Certificates	—	$(55,088,706)	—	(55,088,706)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

Total	$423,000	$(292,188,706)	—	$(291,765,706)

During the period ended October 31, 2016, there were no transfers between levels.

10	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 20, 2016